Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options as part of our equity compensation program for our named executive officers. If stock options were to be granted in the future, we would not intend to grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A common stock. In addition, we generally do not grant equity awards at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

During fiscal year 2024, (i) none of our named executive officers were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not currently grant stock options as part of our equity compensation program for our named executive officers. If stock options were to be granted in the future, we would not intend to grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A common stock. In addition, we generally do not grant equity awards at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not currently grant stock options as part of our equity compensation program for our named executive officers. If stock options were to be granted in the future, we would not intend to grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A common stock. In addition, we generally do not grant equity awards at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false